UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS

TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.40%
Consumer Discretionary — 18.75%
ASOS plc(a)	4,000	$321,890
AutoZone, Inc.(a)	420	262,298
Bojangles', Inc.(a)	24,500	361,375
Christian Dior SE	1,000	421,567
Five Below, Inc.(a)	4,700	331,867
GCI Liberty, Inc., Class A(a)	5,600	249,760
Gentex Corporation	18,000	409,320
Grand Canyon Education, Inc.(a)	3,000	311,970
Gray Television, Inc.(a)	27,600	311,880
Hermes International SA	625	404,390
Howden Joinery Group plc	50,000	328,098
KB Home	8,400	223,020
LCI Industries	2,680	255,404
Lear Corporation	2,000	373,940
Liberty Broadband Corporation, Class A(a)	3,700	260,776
Liberty Broadband Corporation, Class C(a)	3,600	255,204
Liberty Media Corporation - Liberty SiriusXM - Series A(a)	7,200	300,744
LKQ Corporation(a)	7,600	235,752
Lowe's Companies, Inc.	3,600	296,748
LVMH Moet Hennessy Louis Vuitton SE - ADR	6,200	430,466
Moncler SpA	9,200	415,950
Naspers Ltd., Class N - ADR	6,700	325,620
Nexstar Media Group, Inc., Class A	4,200	261,450
NIKE, Inc., Class B	4,900	335,111
Nitori Holdings Company Limited	2,300	388,804
NVR, Inc.(a)	110	341,000
Ollie's Bargain Outlet Holdings, Inc.(a)	5,600	348,320
Panasonic Corporation - ADR	22,500	333,000
Redrow plc	39,000	336,873
RELX NV - ADR	16,918	359,846
SEB SA	1,400	268,639
Sekisui Chemical Company Limited	16,000	283,937
Tenneco, Inc.	5,400	241,326
Thor Industries, Inc.	3,000	318,420
Toll Brothers, Inc.	8,000	337,280
Valeo SA - ADR	8,400	279,888
Yue Yuen Industrial Holdings Limited - ADR	14,500	202,130
		11,724,063
Consumer Staples — 5.17%
Cia Cervecerias Unidas SA - ADR	13,000	359,060
Constellation Brands, Inc., Class A	1,700	396,321
Fomento Economico Mexicano SAB de CV - ADR	3,200	309,312
Henkel AG & Company KGaA	2,500	298,122
L'Oreal SA - ADR	7,000	334,530
Nestlé SA - ADR	2,900	224,344
Pernod Ricard SA - ADR	11,000	364,265
Pigeon Corporation	7,800	366,026
Shiseido Company Limited - ADR	4,500	294,165
Tassal Group Limited	98,000	286,218
		3,232,363
Energy — 0.50%
Transportadora de Gas del Sur S.A. - ADR(a)	16,500	314,490

Financials — 10.79%
AIA Group Ltd. - ADR	10,000	358,900
Banco Macro S.A. - ADR	3,400	329,528
Bank of Communications Company Limited	375,000	308,652
Berkshire Hathaway, Inc., Class A(a)	1	290,650
Brookfield Asset Management, Inc., Class A	9,000	356,760
Charles Schwab Corporation (The)	4,500	250,560
Chubb Ltd.	2,500	339,175
Evercore, Inc., Class A	3,500	354,375
Financial Engines, Inc.	9,200	410,780
Grupo Financiero Galicia S.A. - ADR	4,800	306,816
Hanover Insurance Group, Inc. (The)	3,000	344,550
Hong Kong Exchanges & Clearing Ltd.	9,500	311,314
Itau CorpBanca - ADR	20,000	304,000
LPL Financial Holdings, Inc.	5,700	345,249
Markel Corporation(a)	300	339,012
Noah Holdings Limited - ADR(a)	7,200	372,024
Ping An Insurance (Group) Company of China Limited - ADR	15,400	301,532
Raymond James Financial, Inc.	3,500	314,125
Sampo Oyj - ADR	10,600	286,253
Tokio Marine Holdings, Inc.	5,800	274,402
Washington Federal, Inc.	7,800	247,650
		6,746,307
Health Care — 12.86%
AMN Healthcare Services, Inc.(a)	6,200	414,470
BioMerieux	4,200	332,713
Cantel Medical Corporation	3,100	347,417
Centene Corporation(a)	3,500	380,030
Charles River Laboratories International, Inc.(a)	3,000	312,570

Chemed Corporation	1,200	369,864
China Biologic Products Holdings, Inc.(a)	4,000	347,480
China Medical System Holdings Limited	120,000	296,000
CSL Ltd. - ADR	5,000	320,450
Emergent BioSolutions, Inc.(a)	8,600	445,996
Essilor International SA - ADR	4,200	285,768
Fresenius Medical Care AG & Company KGaA - ADR	6,800	343,876
Genmab A/S(a)	1,400	284,097
Hill-Rom Holdings, Inc.	2,300	197,409
LHC Group, Inc.(a)	4,500	334,890
Masimo Corporation(a)	3,700	332,001
Medidata Solutions, Inc.(a)	4,600	328,256
Neogen Corporation(a)	4,933	336,184
Novo Nordisk A/S - ADR	5,500	258,170
Regeneron Pharmaceuticals, Inc.(a)	700	212,576
Roche Holding AG - ADR	12,000	333,600
Sartorius Stedim Biotech	3,600	336,481
Sinopharm Group Company Limited	60,500	255,146
Sonova Holding AG - ADR	10,000	329,700
Veeva Systems, Inc., Class A(a)	4,400	308,572
		8,043,716
Industrials — 18.78%
A.O. Smith Corporation	5,300	325,155
Allegion plc	3,700	285,566
AMERCO	900	303,768
Assa Abloy AB - ADR	27,300	285,285
Cintas Corporation	2,300	391,690
Copart, Inc.(a)	6,000	306,480
Fujitec Company Limited - ADR	17,500	243,248
Graco, Inc.	9,000	395,910
Harris Corporation	2,400	375,408
Hexcel Corporation	5,900	392,173
IDEX Corporation	2,350	314,101
IMCD Group NV	4,500	277,412
Industria Macchine Automatiche SpA(a)	3,500	340,660
Jardine Matheson Holdings Limited - ADR	5,500	332,750
John Bean Technologies Corporation	2,800	301,700
KAR Auction Services, Inc.	6,100	317,139
Kingspan Group plc - ADR	9,000	412,200
KION Group AG	3,300	276,162
Makita Corporation - ADR	7,000	313,845
Mercury Systems, Inc.(a)	6,500	208,520
NN, Inc.	13,000	263,900
Owens Corning	4,000	261,960
Robert Half International, Inc.	6,200	376,650
Rockwell Collins, Inc.	2,400	318,096
Secom Company Limited - ADR	16,000	300,320
Sensata Technologies Holding plc(a)	6,500	329,680
SGS SA - ADR	11,300	273,912
SMC Corporation	750	286,224
Teledyne Technologies, Inc.(a)	2,000	374,180
Teleperformance	2,200	353,073
Toro Company (The)	4,800	280,272
Universal Forest Products, Inc.	8,100	258,228
US Ecology, Inc.	6,500	346,450
Viad Corporation	5,600	284,200
Waste Connections, Inc.	4,350	314,505
Watsco, Inc.	1,900	318,098
Wolters Kluwer NV - ADR	7,500	405,150
		11,744,070
Information Technology — 23.91%
Accenture plc, Class A	2,500	378,000
Adobe Systems, Inc.(a)	2,000	443,200
Alphabet, Inc., Class A(a)	250	254,645
Alphabet, Inc., Class C(a)	250	254,333
Amadeus IT Group S.A. - ADR	4,300	314,330
Apple, Inc.	1,900	313,994
Automatic Data Processing, Inc.	3,500	413,280
Blackbaud, Inc.	2,900	304,384
Cadence Design Systems, Inc.(a)	6,900	276,414
CDK Global, Inc.	5,500	358,820
CDW Corporation	5,200	370,708
CoreLogic, Inc.(a)	7,000	346,500
Ebix, Inc.	4,200	325,500
Electronic Arts, Inc.(a)	2,500	294,950
FactSet Research Systems, Inc.	2,000	378,220
Fidelity National Information Services, Inc.	4,000	379,880
Gartner, Inc.(a)	3,000	363,870
Genpact Ltd.	12,000	382,680
Hexagon AB, Class B	5,300	307,488
Ingenico Group SA(a)	3,500	306,002
Integrated Device Technology, Inc.(a)	11,500	320,045
Intel Corporation	8,400	433,608
Intuit, Inc.	2,300	425,017
Jack Henry & Associates, Inc.	2,600	310,648
Littelfuse, Inc.	1,560	291,595
Logitech International, S.A.	10,000	370,200
MAXIMUS, Inc.	4,600	311,098
Murata Manfacturing Company Limited - ADR	9,000	277,155
NetScout Systems, Inc.(a)	12,100	328,515
Nintendo Company Limited - ADR	5,800	304,384
Open Text Corporation	7,700	272,041
Orbotech Limited(a)	6,000	350,520
Palo Alto Networks, Inc.(a)	1,600	308,016
Renishaw plc	4,300	279,145
Sage Group plc	33,000	288,544
SAP SE - ADR	3,400	376,822
Silicon Motion Technology Corporation - ADR	7,300	330,033

Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,250	278,763
Take-Two Interactive Software, Inc.(a)	3,200	319,072
Tencent Holdings Ltd. - ADR	5,500	270,215
Tokyo Electron Limited - ADR	6,400	308,928
Tyler Technologies, Inc.(a)	1,600	350,272
Ubisoft Entertainment SA(a)	3,900	373,281
Weibo Corporation - ADR(a)	2,700	309,204
Worldpay, Inc., Class A(a)	4,900	397,978
		14,952,297
Materials — 4.32%
Givaudan SA - ADR	7,100	316,518
Glencore plc - ADR	34,000	326,400
Graphic Packaging Holding Company	22,000	314,600
Hitachi Metals Limited	15,500	178,083
Novozymes A/S - ADR	5,700	266,902
Nutrien Ltd.	5,575	253,830
PPG Industries, Inc.	2,600	275,288
Stora Enso Oyj - ADR	19,900	393,721
Symrise AG - ADR	18,500	373,885
		2,699,227
Real Estate — 1.61%
Big Yellow Group plc	27,000	342,490
Cresud SACIF y A - ADR	17,131	351,871
Henderson Land Development Company Limited - ADR	49,912	312,948
		1,007,309
Telecommunication Services — 1.90%
Chunghwa Telecom Company Limited - ADR	8,500	322,915
KDDI Corporation	12,000	322,393
Telecom Argentina S.A. - ADR	9,600	288,384
T-Mobile US, Inc.(a)	4,200	254,142
		1,187,834
Utilities — 0.81%
Enel Americas S.A. - ADR	21,000	238,350
Ormat Technologies, Inc.	4,600	266,340
		504,690
Total Common Stocks
(Cost $42,291,006)		62,156,366

Other Assets in Excess of Liabilities — 0.60%		374,082
Net Assets — 100.00%		$62,530,448

(a)	Non-income producing security. ADR – American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 85.21%
Consumer Discretionary — 8.10%
Bayerische Moteren Werke AG - ADR	8,700	$322,509
Daimler AG	3,600	283,464
Foschini Group Limited (The)	21,000	362,153
Garmin Ltd.	5,600	328,552
Greene King plc	41,800	314,740
Las Vegas Sands Corporation	4,400	322,652
M.D.C. Holdings, Inc.	9,298	269,735
Nissan Motor Company Limited - ADR	6,500	136,825
Omnicom Group, Inc.	1,500	110,490
Vail Resorts, Inc.	1,200	275,172
Williams-Sonoma, Inc.	5,700	272,460
		2,998,752
Consumer Staples — 5.99%
Altria Group, Inc.	4,100	230,051
Anheuser-Busch InBev SA/NV - ADR	2,400	240,192
British American Tobacco plc - ADR	3,600	196,632
Imperial Brands plc - ADR	2,000	72,740
Kraft Heinz Company (The)	5,300	298,814
Nestle SA - ADR	4,000	309,440
Orkla ASA - ADR	28,500	262,770
Procter & Gamble Company (The)	2,700	195,318
Unilever plc - ADR	7,300	408,581
		2,214,538
Energy — 6.23%
BP plc - ADR	5,750	256,392
Chevron Corporation	2,550	319,031
Enagas S.A. - ADR	16,400	237,800
Enbridge, Inc.	3,444	104,250
Phillips 66 Partners, L.P.	3,800	188,404
Schlumberger Ltd.	4,600	315,376
TransCanada Corporation	6,500	275,925
Valero Energy Corporation	3,700	410,441
Valero Energy Partners, L.P.	5,000	197,150
		2,304,769
Financials — 18.98%
Aegon NV - ADR	46,000	333,960
Allianz SE - ADR	12,600	298,116
Apollo Global Management LLC - Series MLP	11,100	320,124
Aviva plc - ADR	26,500	386,635
AXA SA - ADR	13,200	377,784
Banco Bradesco SA - ADR	26,400	258,720
Banco Santander S.A. - ADR	44,800	292,096
Bank of China Limited - ADR	19,000	256,500
Bank of Nova Scotia (The)	3,300	202,818
Chimera Investment Corporation	12,500	218,625
CMC Markets plc	130,000	338,931
Credit Suisse Group AG - ADR	20,000	335,400
Great-West Lifeco, Inc.	10,800	288,488

Hannover Rueckversicherung SE - ADR	4,700	332,055
ING Groep N.V. - ADR	16,000	268,640
Invesco Ltd.	7,800	225,966
Manning & Napier, Inc.	82,600	256,060
MetLife, Inc.	3,300	157,311
Morgan Stanley	3,500	180,670
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	14,000	320,180
Provident Financial Services, Inc.	10,000	261,200
Royal Bank of Canada	3,700	281,385
Safety Insurance Group, Inc.	3,100	248,000
Sumitomo Mitsui Financial Group, Inc. - ADR	33,000	277,200
Validus Holdings Ltd.	4,500	304,965
		7,021,829
Health Care — 6.60%
AbbVie, Inc.	4,800	463,440
Amgen, Inc.	1,700	296,616
AstraZeneca plc - ADR	8,800	312,664
Koninklijke Philips NV - ADR	8,100	341,982
Merck & Company, Inc.	5,500	323,785
Novartis AG - ADR	3,500	268,415
Pfizer, Inc.	5,900	215,999
Sanofi - ADR	5,600	220,192
		2,443,093
Industrials — 8.38%
Atlantia SpA - ADR(a)	24,000	397,440
Experian plc - ADR	14,100	322,467
General Electric Company	13,800	194,166
Knoll, Inc.	14,200	270,794
PageGroup plc	48,500	358,846
Schneider Electric SE - ADR	19,900	347,454
Siemens AG - ADR	5,000	317,200
Steelcase, Inc., Class A	20,700	274,275
Veidekke ASA	29,000	352,492
Vinci SA - ADR	10,600	263,516
		3,098,650
Information Technology — 6.79%
AU Optronics Corporation - ADR	57,000	226,860
CA, Inc.	7,300	254,040
Cisco Systems, Inc.	5,500	243,595
International Business Machines Corporation	1,500	217,440
iomart Group plc	58,000	312,970
NIC, Inc.	22,800	338,580
Paychex, Inc.	3,500	211,995
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,500	326,825
Total System Services, Inc.	4,500	378,270
		2,510,575
Materials — 4.48%
BASF SE - ADR	12,000	312,600
Compass Minerals International, Inc.	4,300	289,390
International Paper Company	5,800	299,048
LyondellBasell Industries NV, Class A	2,000	211,460
Rio Tinto plc - ADR	5,100	280,245
Sinopec Shanghai Petrochemical Company Ltd. - ADR	4,000	264,080
		1,656,823
Real Estate — 10.91%
Agree Realty Corporation	6,800	332,384
Alexander's, Inc.	500	196,675
Armada Hoffler Properties, Inc.	22,800	309,396
Camden Property Trust	2,500	213,500
Crown Castle International Corporation	4,500	453,915
Extra Space Storage, Inc.	3,900	349,401
Hammerson plc	42,300	319,669
HFF, Inc., Class A(a)	6,800	238,952
Iron Mountain, Inc.	7,900	268,126
Kimco Realty Corporation	14,000	203,140
National Storage Affiliates Trust	13,300	350,056
Park Hotels & Resorts, Inc.	10,500	302,190
Ventas, Inc.	4,000	205,680
Wharf Holdings Limited (The)	27,000	90,302
Wharf Real Estate Investment Company Limited	27,000	202,965
		4,036,351
Telecommunication Services — 3.61%
AT&T, Inc.	6,500	212,550
BCE, Inc. - ADR	4,650	197,392
Nippon Telegraph & Telephone Corporation - ADR	4,600	217,672
NTT DOCOMO, Inc. - ADR	5,000	125,900
Orange SA - ADR	13,000	236,730
Rogers Communications, Inc., Class B	7,300	344,633
		1,334,877
Utilities — 5.14%
Avangrid, Inc.	6,900	363,699
Black Hills Corporation	5,100	289,068
CMS Energy Corporation	4,000	188,760
DTE Energy Company	2,200	231,880
NRG Yield, Inc., Class C	16,600	295,480
Veolia Environnement SA - ADR	12,000	282,600
WEC Energy Group, Inc.	3,900	250,692
		1,902,179
Total Common Stocks
(Cost $27,238,620)		31,522,436

	Principal Amount
CORPORATE BONDS AND NOTES — 7.27%
Energy — 0.70%
Southwestern Energy Company, 7.50%, 4/1/2026	$250,000	258,125

Financials — 2.01%
Citizens Financial Group, Inc., 5.16%, 6/29/2023 (3MO LIBOR + 355.80bps)(b)	250,000	251,136
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021 (c)	250,000	251,518
ILFC E-Capital Trust I, 4.64%, 12/21/2065 (USD CMT 30YR + 155bps)(b),(c)	250,000	241,250
		743,904
Health Care — 0.63%
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	250,000	232,709

Industrials — 1.23%
Ashtead Capital, Inc., 5.63%, 10/1/2024 (c)	200,000	207,000
General Electric Company, Series D, 5.00%, Perpetual	250,000	247,813
		454,813
Information Technology — 1.40%
Alliance Data Systems Company, 5.38%, 8/1/2022 (c)	250,000	252,500
Qorvo, Inc., 6.75%, 12/1/2023	250,000	266,562
		519,062
Materials — 0.70%
Standard Industries, Inc., 6.00%, 10/15/2025 (c)	250,000	260,625

Real Estate — 0.60%
MPT Operating Partnership LP, 6.38%, 3/1/2024	210,000	220,500

Total Corporate Bonds and Notes
(Cost $2,739,210)		2,689,738

INVESTMENT COMPANIES — 5.81%
Closed-End Funds — 0.53%	Shares

Putnam High Income Securities Fund	21,800	197,944

Exchange-Traded Funds — 5.28%
First Trust Institutional Preferred Securities and Income ETF	9,900	193,050
First Trust Preferred Securities and Income Fund	10,000	194,200
First Trust SSI Strategic Convertible Securities ETF	6,700	194,702
Global X SuperIncome Preferred ETF	16,400	194,504
iShares International Preferred Stock ETF	10,400	187,304
iShares U.S. Preferred Stock ETF	5,300	196,789
PowerShares Preferred Portfolio	13,700	197,006
PowerShares Variable Rate Preferred Portfolio Fund	7,900	196,789
SPDR Wells Fargo Preferred Stock ETF	4,700	201,160
VanEck Vectors Preferred Securities ex Financials ETF	10,300	197,142
		1,952,646
Total Investment Companies
(Cost $2,212,500)		2,150,590
Total Investments — 98.29%
(Cost $32,190,330)		36,362,764
Other Assets in Excess of Liabilities — 1.71%		631,407
Net Assets — 100.00%		$36,994,171

(a)	Non-income producing security.
(b)	Variable or Floating rate security. Rate disclosed is as of April 30, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 27.77%
Consumer Discretionary — 1.93%
Carnival Corporation	25,000	$1,576,500
Cracker Barrel Old Country Store, Inc.	7,000	1,152,130
Ethan Allen Interiors, Inc.	20,000	441,000
General Motors Company	7,000	257,180
Hanesbrands, Inc.	40,000	738,800
Home Depot, Inc. (The)	11,000	2,032,800
Leggett & Platt, Inc.	50,000	2,027,500
Lowe's Companies, Inc.	13,000	1,071,590
Magna International, Inc.	15,000	885,000
McDonald's Corporation	7,000	1,172,080
Omnicom Group, Inc.	8,000	589,280
Starbucks Corporation	18,000	1,036,260
Tapestry, Inc.	15,000	806,550
Walt Disney Company (The)	10,700	1,073,531
		14,860,201
Consumer Staples — 1.06%
B&G Foods, Inc.	15,000	341,250
Coca-Cola Company (The)	15,000	648,150
CVS Health Corporation	10,000	698,300
General Mills, Inc.	15,000	656,100

Hershey Company (The)	5,000	459,700
Kraft Heinz Company (The)	7,000	394,660
PepsiCo, Inc.	4,000	403,760
Pinnacle Foods, Inc.	15,000	906,000
Walgreen Boots Alliance, Inc.	8,000	531,600
Walmart, Inc.	35,000	3,096,100
		8,135,620
Energy — 3.92%
Andeavor	10,000	1,383,200
BP plc - ADR	160,000	7,134,400
Chevron Corporation	10,000	1,251,100
ConocoPhillips	18,000	1,179,000
Exxon Mobil Corporation	50,000	3,887,500
Helmerich & Payne, Inc.	4,000	278,200
Kinder Morgan, Inc.	15,000	237,300
Occidental Petroleum Corporation	8,000	618,080
ONEOK, Inc.	18,000	1,083,960
Royal Dutch Shell plc, Class A - ADR	100,000	6,990,000
Schlumberger Ltd.	11,000	754,160
SemGroup Corporation, Class A	145,000	3,646,750
Valero Energy Corporation	6,500	721,045
Williams Companies, Inc. (The)	40,000	1,029,200
		30,193,895
Financials — 10.36%
Ally Financial, Inc.	120,000	3,132,000
AmTrust Financial Services, Inc.	90,000	1,160,100
Apollo Commercial Real Estate Finance, Inc.	510,000	9,190,200
Arbor Realty Trust, Inc.	50,000	438,000
Ares Commercial Real Estate Corporation	230,000	2,812,900
Bank of America Corporation	71,000	2,124,320
Bank of the Ozarks, Inc.	5,000	234,000
BGC Partners, Inc., Class A	400,000	5,344,000
BlackRock, Inc.	300	156,450
Blackstone Mortgage Trust, Inc., A	90,000	2,776,500
Citigroup, Inc.	30,000	2,048,100
Compass Diversified Holdings LLC - Series MLP	15,000	232,500
Ellington Financial LLC - Series MLP	20,000	298,400
First American Financial Corporation	18,000	919,980
Granite Point Mortgage Trust, Inc.	259,947	4,325,518
Invesco Ltd.	15,000	434,550
Ladder Capital Corporation	370,000	5,143,000
Legg Mason, Inc.	5,000	198,500
Lincoln National Corporation	20,000	1,412,800
LPL Financial Holdings, Inc.	17,000	1,029,690
Medley Management, Inc., Class A	20,000	114,000
MetLife, Inc.	32,000	1,525,440
MFA Financial, Inc.	470,000	3,534,400
New Residential Investment Corporation	1,270,000	22,199,600
Prudential Financial, Inc.	15,500	1,647,960
Starwood Property Trust, Inc.	190,000	3,982,400
Synchrony Financial	18,000	597,060
T. Rowe Price Group, Inc.	10,000	1,138,200
Wells Fargo & Company	32,000	1,662,720
		79,813,288
Health Care — 1.41%
AbbVie, Inc.	15,000	1,448,250
Amgen, Inc.	5,000	872,400
AstraZeneca plc - ADR	30,000	1,065,900
Bristol-Myers Squibb Company	4,000	208,520
Eli Lilly & Company	6,000	486,420
Gilead Sciences, Inc.	40,000	2,889,200
Johnson & Johnson	8,400	1,062,516
Merck & Company, Inc.	11,000	647,570
Pfizer, Inc.	50,000	1,830,500
Zimmer Biomet Holdings, Inc.	3,000	345,510
		10,856,786
Industrials — 2.59%
Alaska Air Group, Inc.	19,000	1,233,670
Boeing Company (The)	4,000	1,334,240
Covanta Holding Corporation	40,000	596,000
Cummins, Inc.	5,000	799,300
Eaton Corporation plc	15,000	1,125,450
Emerson Electric Company	8,000	531,280
Fastenal Company	25,000	1,249,750
FedEx Corporation	7,000	1,730,400
Honeywell International, Inc.	8,000	1,157,440
Johnson Controls International plc	70,000	2,370,900
MSC Industrial Direct Company, Inc., Class A	11,000	950,840
Mueller Industries, Inc.	20,000	543,600
Southwest Airlines Company	17,000	898,110
United Parcel Service, Inc., Class B	25,000	2,837,500
United Technologies Corporation	10,000	1,201,500
W.W. Grainger, Inc.	5,000	1,406,750
		19,966,730
Information Technology — 4.04%
Analog Devices, Inc.	3,000	262,050
Apple, Inc.	8,700	1,437,762
Broadcom, Inc.	4,000	917,680
Cisco Systems, Inc.	50,000	2,214,500
Hackett Group, Inc. (The)	20,000	324,200
Intel Corporation	40,000	2,064,800
InterDigital, Inc.	15,000	1,116,750
International Business Machines Corporation	45,000	6,523,200
KLA-Tencor Corporation	7,000	712,180
Lam Research Corporation	10,500	1,943,130
Maxim Integrated Products, Inc.	3,000	163,500
Microsoft Corporation	17,000	1,589,840
Motorola Solutions, Inc.	12,000	1,317,960
QUALCOMM, Inc.	20,000	1,020,200

Seagate Technology plc	130,000	7,525,700
Skyworks Solutions, Inc.	14,000	1,214,640
Western Digital Corporation	10,000	787,900
		31,135,992
Materials — 1.16%
Air Products & Chemicals, Inc.	5,000	811,450
CF Industries Holdings, Inc.	13,000	504,400
Compass Minerals International, Inc.	15,000	1,009,500
DowDuPont, Inc.	25,000	1,581,000
Eastman Chemical Company	13,500	1,378,080
LyondellBasell Industries N.V., Class A	7,000	740,110
Monsanto Company	5,000	626,850
PPG Industries, Inc.	2,000	211,760
Praxair, Inc.	1,250	190,650
Rio Tinto plc - ADR	20,000	1,099,000
Schweitzer-Mauduit International, Inc.	20,000	780,600
		8,933,400
Telecommunication Services — 1.14%
AT&T, Inc.	90,000	2,943,000
Verizon Communications, Inc.	65,000	3,207,750
Vodafone Group plc - ADR	90,000	2,646,900
		8,797,650
Utilities — 0.16%
National Fuel Gas Company	10,000	513,500
PPL Corporation	25,000	727,500
		1,241,000
Total Common Stocks
(Cost $200,843,521)		213,934,562

PREFERRED STOCKS — 6.51%
Energy — 0.92%
GasLog Partners LP, Series B, 8.20%	49,100	1,276,109
NuStar Energy LP, Series A, 8.50%	140,000	3,110,800
NuStar Energy LP, Series B, 7.63%	50,000	1,061,000
NuStar Energy LP, Series C, 9.00%,	40,000	917,600
Scorpio Tankers, Inc., 6.75%	21,040	515,270
Teekay LNG Partners LP, Series B, 8.50%	10,000	229,000
		7,109,779
Financials — 3.57%
AGNC Investment Corporation, Series C, 7.00%	40,000	1,020,000
Annaly Capital Management, Inc., Series F, 6.95%	90,000	2,267,100
Annaly Capital Management, Inc., Series G, 6.50%	15,000	360,900
Arlington Asset Investment Corporation, 6.63%	126,457	2,997,031
B. Riley Financial, Inc., 7.25%	70,000	1,729,000
B. Riley Financial, Inc., 7.50%	40,000	1,000,800
Compass Diversified Holdings, Series A, 7.25%,	160,000	3,272,000
Compass Diversified Holdings, Series B, 7.875%	20,000	428,800
CYS Investments, Inc., Series A, 7.75%	40,000	981,200
Ellsworth Growth and Income Fund Limited, Series A, 5.25%	19,118	457,685
Fidus Investment Corporation, 5.88%	13,030	335,522
GMAC Capital Trust I, Series 2, 7.62%	50,000	1,329,500
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,000	251,900
Invesco Mortgage Capital, Inc., Series C, 7.50%	68,000	1,628,600
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	232,500
Medley Capital Corporation, 6.13%	70,000	1,750,000
Medley LLC, 6.88%	35,200	874,016
NuStar Logistics LP, 7.63%	29,000	730,800
RiverNorth Marketplace Lending Corporation, Series A, 5.88%	21,537	539,502
Sutherland Asset Management Corporation, 7.00%	60,000	1,500,000
TriplePoint Venture Growth BDC Corporation, 5.75%	36,900	929,142
Two Harbors Investment Corporation, Series A, 8.13%	55,000	1,428,350
Two Harbors Investment Corporation, Series B, 7.63%	40,000	1,000,000
Two Harbors Investment Corporation, Series C, 7.25%	20,000	479,400
		27,523,748
Industrials — 1.07%
CAI International, Inc., Series A, 8.50%	10,000	256,300
Seaspan Corporation, 6.38%	141,600	3,583,896
Seaspan Corporation, 7.13%	80,000	1,870,400
Seaspan Corporation, Series D, 7.95%	10,000	241,700
Seaspan Corporation, Series G, 8.20%	34,675	834,974
Seaspan Corporation, Series H, 7.88%	30,000	702,900
Teekay Offshore Partners LP, Series E, 8.88%	30,000	744,900
		8,235,070

Real Estate — 0.89%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	20,000	463,984
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	10,000	216,250
CBL & Associates Properties, Inc., Series D, 7.38%	190,000	3,363,000
Global Medical REIT, Inc., 7.50%	30,000	736,500
Sotherly Hotels LP, 7.25%	15,418	393,930
Sotherly Hotels, Inc., Series B, 8.00%	6,300	157,374
Sotherly Hotels, Inc., Series C, 7.88%	60,000	1,485,600
		6,816,638
Utilities — 0.06%
Spark Energy, Inc., Series A, 8.75%	20,000	477,000

Total Preferred Stocks
(Cost $53,366,601)		50,162,235

	Principal Amount
CORPORATE BONDS AND NOTES — 59.73%
Consumer Discretionary — 5.44%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)	$3,000,000	3,010,350
Arcos Dorados Holdings, Inc., 6.63%, 9/27/2023 (a)	1,080,000	1,149,865
Hertz Corporation, 7.38%, 1/15/2021	4,000,000	3,980,000
Hertz Corporation, 6.25%, 10/15/2022	2,000,000	1,891,600
International Game Technology plc, 5.35%, 10/15/2023	810,000	815,314
McClatchy Company (The), 9.00%, 12/15/2022	830,000	873,575
Quad/Graphics, Inc., 7.00%, 5/1/2022	6,933,000	7,140,990
Silversea Cruse Finance Limited, 7.25%, 2/1/2025 (a)	6,431,000	6,834,867
Speedway Motorsports, Inc., 5.13%, 2/1/2023	2,575,000	2,568,562
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,468,900
Under Armour, Inc., 3.25%, 6/15/2026	3,000,000	2,670,242
Vista Outdoor, Inc., 5.88%, 10/1/2023	5,690,000	5,334,375
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	2,230,000	2,138,013
		41,876,653
Consumer Staples — 4.77%
Endo Finance LLC, 7.25%, 1/15/2022 (a)	1,700,000	1,449,250
ESAL GMBH, 6.25%, 2/5/2023	2,000,000	1,915,000
HRG Group, Inc., 7.75%, 1/15/2022	1,000,000	1,032,500
JBS USA LUX SA, 7.25%, 6/1/2021 (a)	6,840,000	6,925,500
JBS USA LUX SA, 7.25%, 6/1/2021 (a)	1,700,000	1,721,250
Land O' Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,902,500
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,250,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	2,000,000	2,006,650
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (a)	3,040,000	2,979,200
Rite Aid Corporation, 6.13%, 4/1/2023 (a)	3,750,000	3,815,625
SUPERVALU, Inc., 6.75%, 6/1/2021	3,428,000	3,445,140
Vector Group Limited, 6.13%, 2/1/2025 (a)	5,345,000	5,316,244
		36,758,859
Energy — 14.05%
Andeavor Logistics LP, Series A, 6.87%, Perpetual (3MO LIBOR + 465.20bps)(b)	3,000,000	3,055,125
Archrock Partners LP, 6.00%, 4/1/2021	450,000	451,125
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	3,341,670
CVR Refining LLC, 6.50%, 11/1/2022	7,000,000	7,175,000
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(b)	3,400,000	3,355,375
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385bps)(a),(b)	3,000,000	2,865,000
Delek Logistics Partners LP, 6.75%, 5/15/2025 (a)	1,762,000	1,757,595
Enbridge Energy Partners LP, 6.10%, 10/1/2037 (3MO LIBOR + 379.75bps) (b)	2,000,000	1,990,000
Energy Transfer Partners LP, 4.79%, 11/1/2066 (3MO LIBOR + 301.75bps)(b)	9,281,000	8,120,875
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(b)	2,500,000	2,386,687
Gulfport Energy Corporation, 6.63%, 5/1/2023	2,215,000	2,237,150
Gulfport Energy Corporation, 6.00%, 10/15/2024	1,000,000	955,000

NuStar Logistics LP, 5.63%, 4/28/2027	2,000,000	1,901,880
PBF Holding Company LLC, 7.00%, 11/15/2023	2,681,000	2,781,538
PBF Holding Company LLC, 7.25%, 6/15/2025	15,075,000	15,678,000
Plains All American Pipeline LP, Series B, 6.13%, Perpetual (3MO LIBOR + 411bps)(b)	3,500,000	3,412,500
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,632,500
SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,286,357
Southwestern Energy Company, 7.50%, 4/1/2026	6,950,000	7,175,875
Teekay Corporation, 8.50%, 1/15/2020	9,100,000	9,441,250
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,075,000
Transocean, Inc., 9.00%, 7/15/2023 (a)	14,000,000	15,155,700
		108,231,202
Financials — 14.90%
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,120,972
Avison Young Canada, Inc., 9.50%, 12/15/2021 (a)	8,400,000	8,757,000
Barclays plc, 7.88%, 3/15/2022	1,000,000	1,069,080
Cardtronics, Inc., 5.13%, 8/1/2022	6,025,000	5,874,375
CBL & Associates LP, 5.25%, 12/1/2023	6,873,000	5,755,688
Citadel LP, 5.38%, 1/17/2023 (a)	8,000,000	8,095,770
Credit Acceptance Corporation, 6.13%, 2/15/2021	2,200,000	2,222,000
Credit Agricole SA, 6.63%, Perpetual (b)	1,000,000	1,026,318
Credit Agricole SA, 7.88%, Perpetual (USSW5 + 489.8bps)(a),(b)	2,000,000	2,175,000
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021 (a)	1,200,000	1,207,287
Everest Reinsurance Holdings, Inc., 4.22%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	8,975,000	8,930,125
Hartford Financial Services Group, Inc., 3.96%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	6,117,000	5,911,469
Icahn Enterprises LP, 6.25%, 2/1/2022	2,225,000	2,275,062
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,591,875
ILFC E-Capital Trust I, 4.64%, 12/21/2065 (USD CMT 30YR + 155bps)(b)	590,000	569,350
ILFC E-Capital Trust I, 4.64%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	5,330,000	5,143,450
ILFC E-Capital Trust II, 4.89%, 12/21/2065 (a),(b)	1,000,000	967,500
Jefferies Finance, LLC, 6.88%, 4/15/2022 (a)	4,675,000	4,686,688
Jeffries Finance, LLC, 7.25%, 8/15/2024	3,000,000	2,988,750
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,000,000	1,910,000
Liberty Mutual Group, Inc., 5.03%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	2,500,000	2,468,750
Lincoln Finance Ltd., 7.38%, 4/15/2021 (a)	1,100,000	1,141,250
Och-Ziff Finance Company LLC, 4.50%, 11/20/2019 (a)	9,000,000	9,201,600
PennyMac Corporation, 5.38%, 5/1/2020	1,000,000	1,003,748
Reinsurance Group of America, 4.79%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	600,000	598,140
Royal Bank of Scotland Group plc, 7.50%, Perpetual (USSW5 + 580bps)(b)	2,700,000	2,842,425
Royal Bank of Scotland Group plc, 8.00%, Perpetual (USSW5 + 572bps)(b)	500,000	548,125
TMX Finance LLC, 8.50%, 9/15/2018 (a)	2,000,000	1,914,400
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	3,760,323
XLIT Limited, Class E, 4.81%, Perpetual (3MO LIBOR + 245.75bps)(b)	13,011,000	13,027,264
		114,783,784
Health Care — 3.41%
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	4,000,000	3,350,000
Mallinkrodt International Finance SA, 4.75%, 4/15/2023	4,500,000	3,224,520
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	10,443,000	8,771,113
Teva Pharmaceutical Finance Company BV, Series 2, 3.65%, 11/10/2021	2,000,000	1,861,672
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021 (a)	8,306,000	8,472,120
Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/2021 (a)	650,000	631,312
		26,310,737

Industrials — 3.80%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	295,000	317,865
General Electric Company, Series D, 5.00%, Perpetual	10,200,000	10,110,750
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,888,860
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,697,708
Norwegian Air Shuttle ASA Pass Through Trust, Series 2016-1, Class A, 4.88%, 5/10/2028 (a)	1,905,121	1,859,874
Teekay Offshore Partners LP, 6.00%, 7/30/2019	7,335,000	7,371,675
		29,246,732
Information Technology — 5.20%
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	3,953,000	3,992,530
Harland Clarke Holdings Corporation, 8.38%, 8/15/2022 (a)	2,000,000	2,055,000
Ingram Micro, Inc., 5.00%, 8/10/2022	2,740,000	2,667,641
Lexmark International, Inc., 7.13%, 3/15/2020	1,325,000	1,057,059
Qorvo, Inc., 7.00%, 12/1/2025	3,368,000	3,675,330
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)	9,000,000	9,146,250
Seagate HDD Cayman, 4.88%, 6/1/2027	7,500,000	7,051,120
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,037,681
Unisys Corporation, 10.75%, 4/15/2022 (a)	7,500,000	8,418,750
		40,101,361
Materials — 2.34%
Eldorado Gold Corporation, 6.13%, 12/15/2020 (a)	2,775,000	2,573,812
First Quantum Minerals Limited, 7.25%, 5/15/2022 (a)	1,500,000	1,516,800
Kinross Gold Corporation, 6.88%, 9/1/2041	6,000,000	6,630,000
Norbord, Inc., 6.25%, 4/15/2023 (a)	1,400,000	1,488,830
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (a)	6,000,000	5,835,000
		18,044,442
Real Estate — 0.50%
MPT Operating Partnership LP, 6.38%, 3/1/2024	3,685,000	3,869,250

Structured Notes — 2.81%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/17/2020	3,000,000	2,984,700
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/19/2020	4,500,000	4,486,050
Morgan Stanley Contingent Income Buffered Securities, 8.75%, 5/30/2028 (b)	2,000,000	2,355,900
Morgan Stanley Contingent Income Buffered Securities, S&P 500 Index and Russell 2000 Index, 8.50%, 6/28/2028 (b)	3,000,000	3,532,650
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P Index, 2.25%, 8/30/2028 (b)	3,000,000	1,860,000
Morgan Stanley Contingent Income Securities, Russell 200 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (b)	3,000,000	3,249,900
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,165,300
		21,634,500
Telecommunication Services — 1.26%
Frontier Communications Corporation, 10.50%, 9/15/2022	4,000,000	3,538,800
Gogo Intermediate Holdings, LLC, 12.50%, 7/1/2022 (a)	2,000,000	2,227,500
MDC Partners, Inc., 6.50%, 5/1/2024 (a)	2,000,000	1,977,500
SixSigma Networks Mexico SA de CV, 8.25%, 11/7/2021	901,000	939,292
Vrio Finco 1 LLC, 6.25%, 4/4/2023	1,000,000	1,010,000
		9,693,092
Utilities — 1.25%
Allegheny Energy Supply Company, LLC, 5.75%, 10/15/2019 (a)	40,000	41,700
Crockett Cogeneration LP, 5.87%, 3/30/2025 (a)	438,758	429,736
PPL Capital Funding, Inc., Series A, 4.97%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	7,000,000	7,018,200

Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	2,100,000	2,107,875
		9,597,511
Total Corporate Bonds and Notes
(Cost $460,313,528)		460,148,123

SECURITIZED DEBT OBLIGATIONS — 0.92%
Asset Backed Securities — 0.92%
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,662,073	2,717,972
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,865,285	2,898,054
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	1,500,000	1,474,016
Total Securitized Debt Obligations
(Cost $7,101,097)		7,090,042

INVESTMENT COMPANIES — 3.21%(c)	Shares
Open-End Funds — 3.21%
Yorktown Mid Cap Fund, Institutional Class	1,047,259	11,320,869
Yorktown Small Cap Fund, Institutional Class	1,178,500	13,375,972
Total Investment Companies
(Cost $22,404,389)		24,696,841
Total Investments — 98.14%
(Cost $744,029,136)		756,031,803
Other Assets in Excess of Liabilities — 1.86%		14,311,824
Net Assets — 100.00%		$770,343,627

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating rate security. Rate disclosed is as of April 30, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Affiliated issuer.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 92.84%
Consumer Discretionary — 7.90%
Brunswick Corporation, 4.63%, 5/15/2021 (a)	$1,755,000	$1,762,521
Expedia, Inc., 7.46%, 8/15/2018	2,108,000	2,135,454
Ford Motor Credit Co. LLC, 3.56%, 3/28/2022 (3MO LIBOR + 127bps) (b)	1,500,000	1,525,645
Graham Holdings Company, 7.25%, 2/1/2019	1,570,000	1,623,851
Hyundai Capital America, 2.88%, 8/9/2018 (a)	1,470,000	1,468,964
Hyundai Capital America, 2.40%, 10/30/2018 (a)	1,000,000	996,330
Hyundai Capital America, 2.50%, 3/18/2019 (a)	500,000	497,265
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	836,857
Hyundai Capital America, 1.75%, 9/27/2019 (a)	3,000,000	2,936,977
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	983,370
Hyundai Capital America, 3.18%, 9/18/2020 (3MO LIBOR + 100bps)(a),(b)	1,000,000	1,004,519
International Game Technology, 7.50%, 6/15/2019	100,000	104,375
Li & Fung Limited, 6.00%, Perpetual (H15T5Y + 527.6bps)(b)	3,000,000	3,003,900
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	912,600	962,020
Time Warner Cable LLC, 6.75%, 7/1/2018	400,000	402,410
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018	1,000,000	999,624
		21,244,082
Consumer Staples — 0.19%
Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	501,662

Energy — 10.05%
Andeavor, 5.38%, 10/1/2022	1,234,000	1,270,218
Andeavor Logistics LP, 6.25%, 10/15/2022	2,600,000	2,717,000
Andeavor Logistics LP, 6.38%, 5/1/2024	3,296,000	3,518,480
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	1,500,000	1,499,818
Energy Transfer Partners L.P., 2.50%, 6/15/2018	4,835,000	4,834,082
Energy Transfer Partners LP, 9.00%, 4/15/2019	322,000	340,163
Enterprise Products Operating LLC, Series A, 5.54%, 8/1/2066 (3MO LIBOR + 370.75bps)(b)	1,445,000	1,452,529
Kinder Morgan, Inc., 7.25%, 6/1/2018	1,157,000	1,161,212
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	4,500,000	4,585,500
MPLX LP, 5.50%, 2/15/2023	3,558,000	3,646,950
Northwest Pipeline LLC, 6.05%, 6/15/2018	397,000	398,612
PBF Holding Company LLC, 7.00%, 11/15/2023	350,000	363,125
Pioneer Natural Resources Co., 6.88%, 5/1/2018	1,255,000	1,255,000
		27,042,689
Financials — 40.01%
Allstate Corporation (The), 3.77%, 5/15/2037 (3MO LIBOR + 193.50bps)(b)	12,030,000	12,060,075
Ally Financial, Inc., 3.60%, 5/21/2018	1,918,000	1,913,780
Army Hawaii Family Housing Trust Certificates, 2.30%, 6/15/2050 (1MO LIBOR + 40bps)(a),(b)	1,330,000	1,014,087
Athene Global Funding, 2.88%, 10/23/2018 (3MO LIBOR + 123bps) (a)	3,620,000	3,620,431
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,015,487
Athene Global Funding, 3.54%, 7/1/2022 (a),(b)	2,000,000	2,039,859
Bank of America Corporation, 2.88%, 9/15/2026 (3MO LIBOR + 76bps)(b)	100,000	96,114
Bank of America Corporation, Series V, 5.12%, Perpetual (3MO LIBOR + 338.7bps)(b)	4,068,000	4,124,342
CBL & Associates LP, 5.25%, 12/1/2023	1,500,000	1,256,152
Citadel LP, 5.38%, 1/17/2023 (a)	1,000,000	1,011,971
Citizens Financial Group, Inc., 5.16%, 6/29/2023 (3MO LIBOR + 355.80bps)(b)	500,000	502,272
CNP Assurances SA, 6.78%, Perpetual (USSW6 + 500bps)(b)	800,000	825,400
CNP Assurances SA, 7.50%, Perpetual (USSW6 + 648.1bps)(b)	2,100,000	2,133,148
Discover Bank, 8.70%, 11/18/2019	127,000	136,445
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	4,320,000	4,346,232
Everest Reinsurance Holdings, Inc., 4.22%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	8,000,000	7,960,000
Fairfax Financial Holdings Limited, 5.80%, 5/15/2021 (a)	300,000	316,022
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/2021 (a)	2,881,000	2,932,066
Fly Leasing Limited, 6.38%, 10/15/2021	800,000	835,904
Friends Life Holdings plc, 7.87%, Perpetual (USSW6 + 682.8bps)(b)	2,420,000	2,476,265
GATX Financial Corporation, 2.38%, 7/30/2018	770,000	769,633
GFI Group, Inc., 8.38%, 7/19/2018	1,553,000	1,570,689
Great-West Life & Annuity Insurance Capital LP II, 4.39%, 5/16/2046 (3MO LIBOR + 253.80bps)(a),(b)	4,625,000	4,648,125

Hartford Financial Services Group, Inc. (The), 3.96%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	7,455,000	7,204,512
Hartford Financial Services Group, Inc. (The), 8.13%, 6/15/2038 (3MO LIBOR + 460.25bps) (b)	2,000,000	2,010,000
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,558,068
Icahn Enterprises, LP, 6.00%, 8/1/2020	1,500,000	1,532,813
ILFC E-Capital Trust I, 4.64%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	1,000,000	965,000
ING Bank NV, Series EMTN, 4.13%, 11/21/2023 (USISDA05 + 270bps)(b)	1,250,000	1,256,588
Jackson National Life Global Funding, 4.70%, 6/1/2018 (a)	100,000	100,193
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031	100,000	96,765
JPMorgan Chase & Company, MTN, 3.27%, 3/21/2023 (3MO LIBOR + 105bps)(b)	100,000	100,516
JPMorgan Chase & Company, Series 1, 5.83%, Perpetual (3MO LIBOR + 347bps)(b)	3,100,000	3,127,125
La Mondiale SAM, 7.62%, Perpetual (USSW6 + 653bps)(b)	200,000	206,575
Liberty Mutual Group, Inc., 5.03%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	750,000	740,625
Lincoln National Corporation, 3.78%, 5/17/2066 (3MO LIBOR + 235.75bps)(b)	2,250,000	2,176,875
Main Street Capital Corporation, 4.50%, 12/1/2019	5,560,000	5,571,630
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR + 357.50bps)	250,000	256,125
Morgan Stanley, MTN, 5.00%, 1/25/2019 (3MO LIBOR + 300bps)(b)	100,000	100,750
Nationwide Mutual Insurance Company, 4.41%, 12/15/2024 (3MO LIBOR + 229bps)(a),(b)	1,825,000	1,825,037
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022	1,250,000	1,235,156
Och-Ziff Finance Company LLC, 4.50%, 11/20/2019 (a)	1,450,000	1,482,480
Regions Bank, 7.50%, 5/15/2018	4,700,000	4,708,298
Reinsurance Group of America, Inc., 4.79%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	995,000	991,915
Senior Housing Properties Trust, 3.25%, 5/1/2019	1,821,000	1,823,512
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(b)	250,000	260,625
US Bancorp, Series I, 5.13%, Perpetual (3MO LIBOR + 348.60bps)(b)	100,000	102,625
XLIT Ltd., Class E, 4.81%, Perpetual (3MO LIBOR + 245.75bps)(b)	8,596,000	8,606,745
		107,645,052
Health Care — 2.37%
Becton Dickinson and Co., 3.06%, 6/6/2022 (b)	1,000,000	1,007,901
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	2,385,000	2,373,075
Teva Pharmaceutical Finance III BV, 2.20%, 7/21/2021	1,000,000	903,013
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	2,250,000	2,094,381
		6,378,370
Industrials — 12.59%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	62,343	63,798

America West Airlines, Inc. Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	641,572	660,819
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	77,555
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,436,894	1,476,409
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	595,982	607,216
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	94,163	93,899
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,145,673	1,123,733
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	3,380,000	3,498,300
Aviation Capital Group Corporation, 2.88%, 9/17/2018 (a)	200,000	200,247
Continental Airlines Pass Through Trust, Series 2010, Class B, 6.00%, 1/12/2019	275,524	281,723
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,023,465	1,060,617
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	33,976	35,824
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	127,070	130,221
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019	335,069	344,283
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	305,424	335,967
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	274,352	303,776
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	100,098	101,475
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	738,502	752,459
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	434,338	441,477
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	1,726,868	1,779,708
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	2,361,333	2,425,207
FTI Consulting, Inc., 6.00%, 11/15/2022	1,665,000	1,721,260
General Electric Company, MTN, 2.32%, 8/15/2036 (3MO LIBOR + 48BPS)(b)	250,000	210,893
General Electric Company, Series D, 5.00%, 12/29/2049	1,510,000	1,496,788
Hainan Airlines Hong Kong Company Limited, 3.63%, 2/7/2020	1,000,000	993,075
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,888,860
Kennametal, Inc., 2.65%, 11/1/2019	200,000	198,233
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,583,633	1,548,794
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019(c)	2,000,000	1,994,990
Republic Services, Inc., 3.80%, 5/15/2018	1,390,000	1,390,708
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	614,000	631,034

Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	499,775	499,200
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	173,947	175,913
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	921,258	974,968
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	206,498	208,005
United Technologies Corporation, 1.78%, 5/4/2018	1,000,000	999,961
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,633,202	1,729,153
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,158,842	1,231,907
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	186,772	193,435
		33,881,890
Information Technology — 6.21%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	2,510,000	2,560,200
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	2,523,000	2,548,230
Broadcom Corporation, 2.70%, 11/1/2018	1,394,000	1,393,296
EMC Corporation, 1.88%, 6/1/2018	325,000	324,701
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,947,183
Leidos Holdings, Inc., 4.45%, 12/1/2020	344,000	346,580
Qorvo, Inc., 6.75%, 12/1/2023	6,378,000	6,800,543
Seagate HDD Cayman, 4.25%, 3/1/2022 (a)	800,000	795,364
		16,716,097
Materials — 6.44%
INVISTA Finance LLC, 4.25%, 10/15/2019	240,000	241,500
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	9,260,000	9,317,875
Kinross Gold Corporation, 5.13%, 9/1/2021	175,000	180,082
Methanex Corporation, 3.25%, 12/15/2019	200,000	198,543
Smurfit Kappa Acquisitions Unlimited Company, 4.88%, 9/15/2018 (a)	2,400,000	2,406,600
SSR Mining, Inc., 2.88%, 2/1/2033	1,500,000	1,489,687
Standard Industries, Inc., 5.38%, 11/15/2024 (a)	500,000	509,062
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	2,131,000	2,221,568
Westlake Chemical Corporation, 4.88%, 5/15/2023	750,000	772,500
		17,337,417
Real Estate — 3.34%
Crown Castle Towers LLC, 4.88%, 8/15/2020	200,000	206,484
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,355,000	5,622,750
Sabra Capital Corporation, 5.50%, 2/1/2021	635,000	649,685
Spirit Realty Capital, Inc., 2.88%, 5/15/2019(c)	2,500,000	2,492,035
		8,970,954
Utilities — 3.74%
Dominion Energy, Inc., Series 6, Class A, 5.13%, 6/30/2066 (3MO LIBOR + 282.50bps)(b)	100,000	98,500
Dominion Energy, Inc., Series 6, Class B, 4.60%, 9/30/2066 (3MO LIBOR + 230bps)(b)	2,018,000	1,932,235
PPL Capital Funding, Inc., Series A, 4.97%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	5,015,000	5,028,039
Southern Co./The, 1.55%, 7/1/2018	1,000,000	998,589
State Grid Overseas Investment 2013 Ltd., 1.75%, 5/22/2018 (a)	1,000,000	999,395

Tampa Electric Co., 6.10%, 5/15/2018	1,000,000	1,001,283
		10,058,041
Total Corporate Bonds and Notes
(Cost $250,837,996)		249,776,254

	Shares
PREFERRED STOCKS — 0.58%
Financials — 0.39%
Argo Group U.S., Inc., 6.50%	22,907	$580,463
Medley Capital Corporation, 6.13%	4,990	124,750
Medley LLC, 6.88%	4,000	99,320
THL Credit, Inc., 6.75%	2,000	50,720
Triangle Capital Corporation, 6.38%	4,000	100,840
TriplePoint Venture Growth BDC Corporation, 5.75%	4,000	100,720
		1,056,813
Industrials — 0.19%
Seaspan Corporation, 6.38%	20,000	506,200

Total Preferred Stocks
(Cost $1,562,968)		1,563,013

	Principal Amount
MUNICIPAL BONDS — 0.39%
New Jersey — 0.39%
New Jersey Economic Development Authority, Revenue, Series 22, 3.80%, 6/15/2018	$1,000,000	1,000,880
New Jersey Transportation Trust Fund Authority, Revenue, Series B, 1.76%, 12/15/2018	50,000	49,673

Total Municipal Bonds
(Cost $1,051,680)		1,050,553

SECURITIZED DEBT OBLIGATIONS — 1.36%
Asset Backed Securities — 1.35%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036 (b)	384,729	392,609
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (b)	500,000	493,574
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022	300,000	300,463
Emerald Aviation Finance Limited, 4.65%, 10/15/2038 (b)	539,265	543,627
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021	100,000	99,871
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045	332,878	328,329
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	997,664
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	491,338
		3,647,475
Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042	20,814	20,261

Total Securitized Debt Obligations
(Cost $3,688,035)		3,667,736

COMMERCIAL PAPER — 0.74%
Enbridge Energy Partners LP, 3.02%, 7/17/2018(d)	2,000,000	1,988,941
Total Commercial Paper
(Cost $1,987,167)		1,988,941

Total Investments — 95.91%
(Cost $259,127,846)	258,046,497
Other Assets in Excess of Liabilities — 4.09%	10,996,355
Net Assets — 100.00%	$269,042,852

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating rate security. Rate disclosed is as of April 30, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Convertible bond.
(d)	Rate disclosed is the yield to maturity at time of purchase. BDC – Business Development Company MTN – Medium Term Note

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

INVESTMENT COMPANIES — 98.94% (a)	Shares	Fair Value
Open-End Funds — 98.94%
Yorktown Capital Income Fund, Institutional Class	194,734	$8,102,896
Yorktown Growth Fund, Institutional Class	460,153	8,416,200
Yorktown Mid Cap Fund, Institutional Class	417,401	4,512,104
Yorktown Small Cap Fund, Institutional Class	468,078	5,312,689
Total Investment Companies
(Cost $17,487,287)		26,343,889
Other Assets in Excess of Liabilities — 1.06%		282,125
Net Assets — 100.00%		$26,626,014

(a)	Affiliated issuer.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.51%
Consumer Discretionary — 18.80%
Children's Place, Inc. (The)	4,350	$554,843
Choice Hotels International, Inc.	8,300	664,415
Conn's, Inc.(a)	8,550	218,025
Cracker Barrel Old Country Store, Inc.	4,150	683,048
Eldorado Resorts, Inc.(a)	8,000	324,000
Golden Entertainment, Inc.(a)	14,300	382,525
Hooker Furniture Corporation	6,000	226,500
Ollie's Bargain Outlet Holdings, Inc.(a)	6,500	404,300
Sotheby's(a)	5,050	266,640
Tile Shop Holdings, Inc.	35,700	244,545
ZAGG, Inc.(a)	14,200	159,040
		4,127,881
Financials — 13.86%
Charter Financial Corporation	19,900	462,874
First American Financial Corporation	16,850	861,203
Independent Bank Group, Inc.	5,350	381,990
LPL Financial Holdings, Inc.	8,415	509,697
Main Street Capital Corporation	8,800	332,288
Morningstar, Inc.	4,575	496,754
Pinnacle Financial Partners, Inc.	1	54
		3,044,860
Health Care — 11.34%
ABIOMED, Inc.(a)	2,550	767,422
Cantel Medical Corporation	5,400	605,178
Inogen, Inc.(a)	4,500	632,610
LeMaitre Vascular, Inc.	8,500	267,325
MiMedx Group, Inc.(a)	26,500	217,565
		2,490,100
Industrials — 11.48%
Douglas Dynamics, Inc.	8,700	363,225
Gencor Industries, Inc.(a)	17,835	277,334
Granite Construction, Inc.	8,775	459,635
Mueller Industries, Inc.	20,983	570,318
NV5 Global, Inc.(a)	10,500	617,925
TriNet Group, Inc.(a)	4,500	232,425
		2,520,862
Information Technology — 32.89%
CEVA, Inc.(a)	8,500	277,100
Fabrinet(a)	14,050	396,351
GrubHub, Inc.(a)	8,000	809,120
Hackett Group, Inc. (The)	35,950	582,749
Ichor Holdings Ltd.(a)	14,900	329,290
MAXIMUS, Inc.	11,450	774,363
Mesa Laboratories, Inc.	3,350	563,839
Novanta, Inc.(a)	7,900	464,520
Paycom Software, Inc.(a)	9,400	1,073,574
SMART Global Holdings, Inc.(a)	13,600	532,440
Tech Data Corporation(a)	7,100	541,375
TechTarget, Inc.(a)	10,800	225,180
TTM Technologies, Inc.(a)	26,150	364,531
Ultra Clean Holdings, Inc.(a)	16,500	288,915
		7,223,347
Materials — 1.60%
Schweitzer-Mauduit International, Inc.	9,000	351,270

Real Estate — 1.37%
Getty Realty Corporation	12,000	300,600

Utilities — 4.17%
Chesapeake Utilities Corporation	7,000	532,000
New Jersey Resources Corporation	9,300	384,555
		916,555
Total Common Stocks
(Cost $19,604,285)		20,975,475

Other Assets in Excess of Liabilities — 4.49%		986,584
Net Assets — 100.00%		$21,962,059

(a)	Non-income producing security.

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.12%
Consumer Discretionary — 15.86%
Advance Auto Parts, Inc.	6,975	$798,289
Newell Brands, Inc.	27,600	762,588
Party City Holdco, Inc.(a)	66,650	1,049,737
Signet Jewelers Ltd.	11,500	447,120
Strayer Education, Inc.	2,103	220,962
Tapestry, Inc.	23,100	1,242,087
		4,520,783
Energy — 13.12%
Antero Resources Corporation(a)	36,900	701,100
Devon Energy Corporation	28,300	1,028,139
EQT Corporation	15,150	760,379
Plains GP Holdings LP, Class A	22,350	541,317
Weatherford International plc(a)	240,000	708,000
		3,738,935
Financials — 18.56%
Ally Financial, Inc.	48,900	1,276,290
Brighthouse Financial, Inc.(a)	15,300	776,934
E*TRADE Financial Corporation(a)	11,000	667,480
Lincoln National Corporation	14,765	1,043,000
SVB Financial Group(a)	1,517	454,508
Voya Financial, Inc.	20,450	1,070,557
		5,288,769
Health Care — 17.69%
AmerisourceBergen Corporation	14,457	1,309,515
DaVita, Inc.(a)	17,730	1,113,267
Mylan N.V.(a)	12,000	465,120
Perrigo Company plc	14,425	1,127,169
Zimmer Biomet Holdings, Inc.	8,900	1,025,013
		5,040,084
Industrials — 10.00%
AECOM(a)	30,300	1,043,532
MSC Industrial Direct Company, Inc., Class A	11,950	1,032,958
NN, Inc.	33,729	684,699
SPX FLOW, Inc.(a)	1,950	87,750
		2,848,939
Information Technology — 11.78%
CommScope Holding Company, Inc.(a)	22,000	840,840
Hewlett Packard Enterprise Company	65,450	1,115,923
Keysight Technologies, Inc.(a)	14,900	770,032
Motorola Solutions, Inc.	5,750	631,522
		3,358,317
Materials — 5.56%
Freeport-McMoRan, Inc.	27,134	412,708
Reliance Steel & Aluminum Company	13,329	1,171,886
		1,584,594
Telecommunication Services — 1.55%
CenturyLink, Inc.	23,800	442,204

Total Common Stocks
(Cost $25,234,992)		26,822,625

Other Assets in Excess of Liabilities — 5.88%		1,675,722
Net Assets — 100.00%		$28,498,347

(a)	Non-income producing security.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$61,913,118	$243,248	$-	$62,156,366
Total	$61,913,118	$243,248	$-	$62,156,366

Yorktown Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$31,522,436	$-	$-	$31,522,436
Corporate Bonds and Notes	-	2,689,738	-	2,689,738
Investment Companies	2,150,590	-	-	2,150,590
Total	$33,673,026	$2,689,738	$-	$36,362,764

Yorktown Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$213,934,562	$-	$-	$213,934,562
Corporate Bonds & Notes	-	460,148,123	-	460,148,123
Investment Companies	24,696,841	-	-	24,696,841
Preferred Stocks	48,693,591	1,468,644	-	50,162,235
Securitized Debt Obligations	-	7,090,042	-	7,090,042
Total	$287,324,994	$468,706,809	$-	$756,031,803

Yorktown Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$-	$249,776,254	$-	$249,776,254
Preferred Stocks	1,361,453	201,560	-	1,563,013
Municipal Bonds	-	1,050,553	-	1,050,553
Securitized Debt Obligations	-	3,667,736	-	3,667,736
Commercial Paper	-	1,988,941	-	1,988,941
Total	$1,361,453	$256,685,044	$-	$258,046,497

Yorktown Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Investment Companies	$26,343,889	$-	$-	$26,343,889
Total	$26,343,889	$-	$-	$26,343,889

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$20,975,475	$-	$-	$20,975,475
Total	$20,975,475	$-	$-	$20,975,475

Yorktown Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$26,822,625	$-	$-	$26,822,625
Total	$26,822,625	$-	$-	$26,822,625

At April 30, 2018, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi-Asset Income Fund	Yorktown Short Term Bond Fund	Yorktown Master Allocation Fund	Yorktown Small Cap Fund	Yorktown Mid Cap Fund

Cost of investments	$42,489,687	$32,182,405	$744,621,838	$259,141,150	$17,700,238	$19,604,285	$25,244,905

Gross unrealized appreciation	$20,224,574	$4,851,462	$28,365,788	$827,808	$8,643,651	$2,592,972	$2,972,628
Gross unrealized depreciation	(557,895)	(671,103)	(16,955,823)	(1,922,461)	-	(1,221,782)	(1,394,908)
Net unrealized appreciation/(depreciation) on investments	$19,666,679	$4,180,359	$11,409,965	$(1,094,653)	$8,643,651	$1,371,190	$1,577,720

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: June 22, 2018

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: June 22, 2018